Other Financial Liabilities - Summary of Unsecured Liabilities by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 45,315,051	$ 43,568,129
Non-current, Maturity	$ 1,531,974,852	$ 1,461,713,954
U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.59%	6.59%
Nominal Annual Rate	6.49%	6.49%
Current, Maturity	$ 12,455,049	$ 11,426,035
Non-current, Maturity	$ 1,257,939,794	$ 1,164,595,519
Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Annual Rate	5.48%	5.48%
Current, Maturity	$ 32,860,002	$ 32,142,094
Non-current, Maturity	274,035,058	297,118,435
One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,700,030	7,144,997
One to Three Months [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,700,030	7,144,997
Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	37,615,021	36,423,132
Three to Twelve Months [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,755,019	4,281,038
Three to Twelve Months [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	32,860,002	32,142,094
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	328,045,479	30,793,493
Four to Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	296,420,703
Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,109,055,045	1,338,539,982
More Than Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	961,519,091	1,164,595,519
More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 147,535,954	$ 173,944,463